DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION Revenue from External Customers by Product Cateogry (Tables)	3 Months Ended
Mar. 29, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue from External Customers by Products and Services [Table Text Block]
The Company’s net sales by product category were as follows (in thousands):

	Successor	Predecessor
Product Category(1)	For the Three Months Ended March 29, 2013	For the Three Months Ended March 30, 2012
JanSan	$179,209	$113,674
Plumbing	71,463	70,974
Hardware, tools and fixtures	30,023	28,864
HVAC	24,969	25,849
Electrical and lighting	20,399	20,035
Appliances and parts	17,790	17,672
Security and safety	16,781	16,347
Other	20,119	20,167
Total	$380,753	$313,582
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(1)
The Company continually refines its product classification groupings and, as a result, stock keeping units are periodically realigned within product categories. Therefore, the prior period in this table has been recast to be consistent with current presentation.